Fees Summary	Jun. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4.79
Previously Paid Amount	0.07
Total Fee Amount	0.07
Total Offset Amount	0.00
Net Fee	$ 0.07